Stock Options (Details 4) (Restricted stock, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 27, 2012
Restricted stock
Summary of Restricted stock award activity
Outstanding at the beginning of the period (in shares)	81
Weighted Average Exercise Price at the beginning of the period (in dollars per share)	$ 6.34
Number of Shares Vested	21
Weighted average Grant-Date Fair Value Vested (in dollars per share)	$ 6.11
Number of Shares Forfeited	60
Weighted average Grant-Date Fair Value Forfeited (in dollars per share)	$ 6.37
Outstanding at the end of the period (in shares)		81
Weighted Average Exercise Price at the end of the period (in dollars per share)		$ 6.34
Recognized stock compensation expense net	$ 56	$ 284	$ 967
Payment to award holder based upon Merger Price (in dollars per share)				$ 3.25